Earnings/ (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2018		2017		2016
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income/(loss)	$(52,895)	$(52,895)	$3,819	$3,819	$(149,014)	$(149,014)
Net income/(loss) available to common stockholders	(52,895)	(52,895)	3,819	3,819	(149,014)	(149,014)

Weighted average number of common shares outstanding	9,450,555	9,450,555	427,333	427,333	1,478	1,478
Effect of dilutive shares	-	-	-	28	-	-
Total shares outstanding	9,450,555	9,450,555	427,333	427,361	1,478	1,478

Earnings/(Loss) per common share	$(5.60)	$(5.60)	$8.94	$8.94	$(100,821.38)	$(100,821.38)